Submission	Apr. 01, 2026
Submission [Line Items]
Central Index Key	0002098011
Registrant Name	Parvin Decentralized Fund
Registration File Number	333-292121
Form Type	N-2
Submission Type	N-2/A
Fee Exhibit Type	EX-FILING FEES